UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:

  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Apollo Equity Management, Inc.
Address:       68 Jane Street
               Suite 2E
               New York, NY  10014

Form 13F File Number:028-13271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Brandon Fradd
Title:         President and CEO
Phone:         212-741-1092

Signature, Place, and Date of Signing:

/s/ Brandon Fradd                 New York, NY                 1/5/09
-----------------                 --------------              --------------
  [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                            TITLE OF CUSIP       VALUE       SHARES     SH/ PUT/   INVSTMT    OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS              (x$1000)      PRN  AMT   PRN CALL   DSCRETN    MANAGERS       SOLE     SHARED   NONE
---------------------------------------------------------- ------------------------------------------------------------------  -----
ALKERMES INC                COM      01642T108  4,060       303,650     SH        SOLE        N/A         303,650
ALPHARMA INC-CL A A         CL A     020813101    603        25,000     SH        SOLE        N/A          25,000
ARENA PHARMACEUTICALS INC   COM      040047102    174        13,500     SH        SOLE        N/A          13,500
ATHEROGENICS INC            COM      047439104  1,119       112,900    PUT        SOLE        N/A         112,900
CEPHALON INC                COM      156708109  4,246        60,300     SH        SOLE        N/A          60,300
COLEY PHARMACEUTICAL GROUP  COM      19388P106  3,071       316,970     SH        SOLE        N/A         316,970
DENDREON CORP               COM      24823Q107  2,263       542,641     SH        SOLE        N/A         542,641
DYNAVAX TECHNOLOGIES CORP   COM      268158102  2,409       262,450     SH        SOLE        N/A         262,450
EMISPHERE TECHNOLOGIES INC  COM      291345106  2,675       505,743     SH        SOLE        N/A         505,743
GENOMIC HEALTH INC          COM      37244C101    502        27,000     SH        SOLE        N/A          27,000
GENVEC INC                  COM      37246C109    648       270,000     SH        SOLE        N/A         270,000
ISIS PHARMACEUTICALS INC    COM      464330109    600        54,000     SH        SOLE        N/A          54,000
MEDIVATION INC              COM      58501N101  1,208        76,350     SH        SOLE        N/A          76,350
NEUROCHEM INC               COM      64125K101  1,031        48,001     SH        SOLE        N/A          48,001
NEUROCHEM INC               COM      64125K101  1,924        89,600    PUT        SOLE        N/A          89,600
NEW RIV PHARMACEUTICALS INC COM      648468205  1,477        27,000     SH        SOLE        N/A          27,000
NORTHSTAR NEUROSCIENCE INC  COM      66704V101  1,844       128,250     SH        SOLE        N/A         128,250
ONYX PHARMACEUTICALS INC    COM      683399109  1,563       147,700    CALL       SOLE        N/A         147,700
OSIRIS THERAPEUTICS INC     COM      68827R108    289        11,400     SH        SOLE        N/A          11,400
VANDA PHARMACEUTICALS INC   COM      921659108  5,507       223,421     SH        SOLE        N/A         223,421

                                  20           37,213

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:         37,213
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE